Expense Example	Jan. 31, 2026 USD ($)
FundX ETF | FundX ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 117
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	633
Expense Example, with Redemption, 10 Years	1,398
FundX Aggressive ETF | FundX Aggressive ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	129
Expense Example, with Redemption, 3 Years	403
Expense Example, with Redemption, 5 Years	697
Expense Example, with Redemption, 10 Years	1,534
FundX Flexible ETF | FundX Flexible ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	1,190
FundX Conservative ETF | FundX Conservative ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	660
Expense Example, with Redemption, 10 Years	1,455
FundX Future Fund Opportunities ETF | FundX Future Fund Opportunities ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	335
Expense Example, with Redemption, 5 Years	585
Expense Example, with Redemption, 10 Years	$ 1,301